Related Party Transactions	6 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions
10	Related party transactions

(a)	Subsidiaries and associates

Interests in subsidiaries and associates are set out in note 11(a) and 11(b), respectively.

(b)	Transactions with other related parties

The following transactions occurred with related parties:

	Consolidated entity
	31 December 2023 $	31 December 2022 $
Purchases of goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	52,989	38,500
Options and warrants expensed (ii)	8,921	66,100
Options issued in the period (net of adjustment) (ii)	(30,501)	-
Performance bonuses to key management Personnel (iii)	112,511	-
	143,920	104,600

(i)	Purchases from entities controlled by key management personnel

The group acquired the following goods and services from entities that are controlled by members of the group’s key management personnel:

●	Rental of an office suite - Wattle Laboratories P/L.

●	Warehousing, distribution and invoicing services - Grandlodge Capital Pty Ltd.

(ii)	Share-based payment expenses to key management personnel and their related entities

Fair value of existing ESOP Options issued to key management personnel in prior periods is determined using Black-Scholes. This expense (net of adjustments) includes $8,921 for share-based payment expenses for options granted in prior years and an adjustment of $30,501 for options that were granted to key management personnel in 2022 but were subject to shareholder approval that was not obtained until 21 November 2023. Further information on these options is in note 7.

The revised fair value at grant date is:

		Exercise price	No. of	Share price at grant date	Expected	Dividend	Risk- free interest	Fair value at grant date
Grant date	Expiry date	($)	options	($)	volatility	yield	rate	($)
2023-11-21	2027-11-21	0.25	1,000,000	0.08	119.21%	0.00%	4.09	0.0511

(iii)	Performance bonuses to key management personnel

Performance bonuses relate to key management personnel short term incentive for the period ended 31 December 2023. Refer to note 7 for further information.